iShares
®
MSCI Emerging Markets ex China ETF
Schedule of Investments
(unaudited)
November 30, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Brazil  — 4.8%
Ambev SA ............................. 8,712,819 $ 22,688,570
Axia Energia ............................ 2,233,483 26,318,851
B3 SA - Brasil Bolsa Balcao .................. 9,722,542 27,449,012
Banco Bradesco SA ....................... 2,912,649 9,177,994
Banco BTG Pactual SA ..................... 2,192,606 22,132,059
Banco do Brasil SA ....................... 3,185,161 13,443,929
BB Seguridade Participacoes SA .............. 1,299,987 8,302,323
Caixa Seguridade Participacoes SA ............ 1,145,973 3,456,479
Cia de Saneamento Basico do Estado de Sao Paulo
SABESP ............................. 883,409 23,340,328
CPFL Energia SA ......................... 405,988 3,701,759
Embraer SA ............................ 1,292,519 20,250,356
Energisa SA ............................ 534,343 4,958,174
Eneva SA
(a)
............................. 1,607,207 5,988,806
Engie Brasil Energia SA .................... 508,283 2,942,371
Equatorial Energia SA ..................... 2,221,791 16,620,196
JBS N.V., Class A
(a)
....................... 736,759 10,822,990
Klabin SA .............................. 1,517,193 5,033,766
Localiza Rent a Car SA ..................... 1,704,922 14,488,092
MBRF Global Foods Company SA ............. 1,163,039 4,235,690
Motiva Infraestrutura de Mobilidade SA .......... 1,787,131 5,403,729
NU Holdings Ltd., Class A
(a)
.................. 6,262,271 108,900,893
Petroleo Brasileiro SA - Petrobras .............. 6,874,373 43,065,847
Porto Seguro SA ......................... 351,462 3,075,544
PRIO SA
(a)
............................. 1,572,298 11,090,049
Raia Drogasil SA ......................... 2,391,143 10,683,845
Rede D'Or Sao Luiz SA
(b)
................... 1,497,031 13,290,800
Rumo SA .............................. 2,388,743 7,558,449
StoneCo Ltd., Class A
(a)
.................... 406,528 6,849,997
Suzano SA ............................. 1,284,273 11,488,527
Telefonica Brasil SA ....................... 1,505,546 9,950,760
TIM SA ............................... 1,570,424 7,378,670
TOTVS SA ............................. 976,442 7,882,366
Ultrapar Participacoes SA ................... 1,376,907 5,687,833
Vale SA ............................... 6,682,831 84,270,138
Vibra Energia SA ......................... 1,983,708 9,264,749
WEG SA .............................. 3,099,317 25,495,473
XP, Inc., Class A ......................... 734,035 14,467,830
631,157,244
a
Chile  — 0.6%
Banco de Chile .......................... 84,799,986 16,056,797
Banco de Credito e Inversiones SA ............. 161,158 9,227,979
Banco Santander Chile ..................... 124,305,635 9,287,634
Cencosud SA ........................... 2,396,751 7,527,127
Empresas CMPC SA ...................... 2,073,045 2,903,487
Empresas Copec SA ...................... 735,129 5,231,709
Enel Americas SA ........................ 31,621,456 3,065,801
Enel Chile SA ........................... 50,870,369 3,946,074
Falabella SA ............................ 1,166,291 7,567,107
Latam Airlines Group SA .................... 581,140,140 14,037,322
Plaza SA .............................. 1,213,127 4,174,413
83,025,450
a
Colombia  — 0.1%
Grupo Cibest SA ......................... 474,862 8,078,421
Interconexion Electrica SA ESP ............... 841,914 5,603,585
13,682,006
a
Czech Republic  — 0.2%
CEZ A.S. .............................. 253,655 15,519,167
Komercni Banka A.S. ...................... 136,232 7,628,579
Security Shares Value
a
Czech Republic (continued)
Moneta Money Bank A.S.
(b)
.................. 459,746 $ 4,186,243
27,333,989
a
Egypt  — 0.1%
Commercial International Bank - Egypt (CIB) ...... 4,293,179 9,687,988
Eastern Co. SAE ......................... 3,144,873 3,042,574
Talaat Moustafa Group ..................... 1,372,050 2,073,038
14,803,600
a
Greece  — 0.8%
Alpha Bank SA .......................... 4,039,418 16,491,868
Eurobank Ergasias Services and Holdings SA ..... 4,763,362 18,866,666
Hellenic Telecommunications Organization SA ..... 308,581 6,133,142
JUMBO SA ............................. 215,085 6,828,341
National Bank of Greece SA ................. 1,602,386 25,109,042
OPAP SA .............................. 340,759 6,964,483
Piraeus Financial Holdings SA
(a)
............... 2,083,172 17,100,806
Public Power Corp. SA ..................... 345,040 6,974,880
104,469,228
a
Hungary  — 0.4%
MOL Hungarian Oil & Gas PLC ............... 757,966 6,714,569
OTP Bank Nyrt .......................... 412,362 42,923,680
Richter Gedeon Nyrt ....................... 253,023 7,494,820
57,133,069
a
India  — 22.2%
ABB India Ltd. ........................... 98,759 5,724,523
Adani Enterprises Ltd. ..................... 293,099 7,487,982
Adani Ports & Special Economic Zone Ltd. ........ 993,706 16,906,212
Adani Power Ltd.
(a)
........................ 5,348,531 8,842,706
Alkem Laboratories Ltd. .................... 80,211 5,102,398
Ambuja Cements Ltd. ...................... 1,107,381 6,828,143
APL Apollo Tubes Ltd. ..................... 339,505 6,539,950
Apollo Hospitals Enterprise Ltd. ............... 193,859 15,931,235
Ashok Leyland Ltd. ....................... 5,465,272 9,693,946
Asian Paints Ltd. ......................... 690,814 22,257,017
Astral Ltd. .............................. 214,842 3,467,887
AU Small Finance Bank Ltd.
(b)
................ 674,849 7,223,873
Aurobindo Pharma Ltd. ..................... 477,560 6,565,250
Avenue Supermarts Ltd.
(a)(b)
.................. 301,315 13,496,013
Axis Bank Ltd. ........................... 4,242,412 60,885,567
Bajaj Auto Ltd. ........................... 123,399 12,546,047
Bajaj Finance Ltd. ........................ 5,168,497 60,170,580
Bajaj Finserv Ltd. ......................... 709,232 16,654,596
Bajaj Holdings & Investment Ltd. .............. 48,351 6,230,878
Balkrishna Industries Ltd. ................... 140,113 3,626,869
Bank of Baroda .......................... 1,932,171 6,279,057
Bharat Electronics Ltd. ..................... 6,766,947 31,281,275
Bharat Forge Ltd. ......................... 439,823 7,077,116
Bharat Heavy Electricals Ltd. ................. 1,933,781 6,309,441
Bharat Petroleum Corp. Ltd. ................. 2,789,051 11,233,621
Bharti Airtel Ltd. .......................... 4,736,938 111,754,761
Bosch Ltd. ............................. 13,760 5,563,962
Britannia Industries Ltd. .................... 201,761 13,186,448
BSE Ltd. .............................. 358,713 11,692,544
Canara Bank ............................ 3,410,627 5,798,640
CG Power & Industrial Solutions Ltd. ............ 1,319,556 9,948,758
Cholamandalam Investment and Finance Co. Ltd. ... 776,566 15,129,448
Cipla Ltd. .............................. 1,049,080 17,987,191
Coal India Ltd. ........................... 3,385,924 14,275,156
Colgate-Palmolive India Ltd. ................. 230,270 5,591,174
Coromandel International Ltd. ................ 220,757 5,894,817
Cummins India Ltd. ....................... 256,324 12,868,520
Dabur India Ltd. .......................... 994,607 5,760,498

Schedule of Investments
(unaudited) (continued)
November 30, 2025
iShares
®
MSCI Emerging Markets ex China ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
India (continued)
Divi's Laboratories Ltd. ..................... 221,229 $ 16,037,637
Dixon Technologies India Ltd. ................ 66,736 10,939,149
DLF Ltd. ............................... 1,387,806 11,264,513
Dr Reddy's Laboratories Ltd. ................. 1,014,740 14,319,911
Eicher Motors Ltd. ........................ 254,355 20,098,214
Eternal Ltd.
(a)
............................ 4,475,707 15,081,079
Fortis Healthcare Ltd. ...................... 879,101 9,055,601
FSN E-Commerce Ventures Ltd.
(a)
............. 2,145,783 6,428,426
GAIL India Ltd. .......................... 4,255,580 8,410,080
GE Vernova T&D India Ltd. .................. 236,408 7,615,484
GMR Airports Ltd.
(a)
....................... 4,760,413 5,785,091
Godrej Consumer Products Ltd. ............... 754,084 9,677,227
Godrej Properties Ltd.
(a)
.................... 283,872 6,731,846
Grasim Industries Ltd. ...................... 506,974 15,560,511
Havells India Ltd. ......................... 409,329 6,604,377
HCL Technologies Ltd. ..................... 1,744,689 31,791,025
HDFC Asset Management Co. Ltd.
(b)
............ 349,084 10,450,581
HDFC Bank Ltd. ......................... 20,956,347 236,807,916
HDFC Life Insurance Co. Ltd.
(b)
............... 1,776,876 15,228,213
Hero MotoCorp Ltd. ....................... 222,011 15,361,834
Hindalco Industries Ltd. .................... 2,473,690 22,455,941
Hindustan Aeronautics Ltd. .................. 371,566 18,920,584
Hindustan Petroleum Corp. Ltd. ............... 1,783,851 9,149,467
Hindustan Unilever Ltd. ..................... 1,513,888 41,808,104
Hitachi Energy India Ltd. .................... 24,928 6,167,723
Hyundai Motor India Ltd. .................... 300,523 7,814,824
ICICI Bank Ltd. .......................... 9,745,152 151,754,798
ICICI Lombard General Insurance Co. Ltd.
(b)
....... 444,787 9,823,865
ICICI Prudential Life Insurance Co. Ltd.
(b)
......... 652,810 4,531,696
IDFC First Bank Ltd. ....................... 6,648,613 5,971,275
Indian Hotels Co. Ltd. (The) .................. 1,580,080 13,187,143
Indian Oil Corp. Ltd. ....................... 5,266,947 9,552,526
Indian Railway Catering & Tourism Corp. Ltd. ...... 458,720 3,531,999
Indus Towers Ltd.
(a)
....................... 2,417,492 10,876,267
IndusInd Bank Ltd.
(a)
....................... 1,050,981 10,115,978
Info Edge India Ltd. ....................... 657,939 9,818,962
Infosys Ltd. ............................. 6,126,000 107,485,670
InterGlobe Aviation Ltd.
(b)
................... 351,378 23,280,021
ITC Ltd. ............................... 5,530,989 25,063,103
Jindal Stainless Ltd. ....................... 597,468 5,169,098
Jindal Steel Ltd. .......................... 667,387 7,816,579
Jio Financial Services Ltd. ................... 5,272,338 18,106,417
JSW Energy Ltd. ......................... 792,092 4,340,901
JSW Steel Ltd. .......................... 1,137,610 14,808,384
Jubilant Foodworks Ltd. .................... 676,826 4,564,043
Kalyan Jewellers India Ltd. .................. 751,658 4,264,087
Kotak Mahindra Bank Ltd. ................... 2,014,494 47,977,638
Larsen & Toubro Ltd. ...................... 1,247,637 56,879,411
Lodha Developers Ltd.
(b)
.................... 548,925 7,073,237
LTIMindtree Ltd.
(b)
........................ 137,826 9,434,843
Lupin Ltd. .............................. 440,498 10,283,339
Mahindra & Mahindra Ltd. ................... 1,719,648 72,396,298
Mankind Pharma Ltd. ...................... 231,691 5,850,549
Marico Ltd. ............................. 975,646 7,833,338
Maruti Suzuki India Ltd. .................... 232,304 41,408,256
Max Healthcare Institute Ltd. ................. 1,442,598 18,797,037
Mphasis Ltd. ............................ 196,162 6,188,203
MRF Ltd. .............................. 4,302 7,343,551
Muthoot Finance Ltd. ...................... 222,735 9,340,634
Nestle India Ltd. ......................... 1,252,319 17,673,305
NHPC Ltd. ............................. 5,865,804 5,049,127
NMDC Ltd. ............................. 5,608,211 4,650,712
NTPC Ltd. ............................. 8,103,113 29,670,665
Oberoi Realty Ltd. ........................ 232,134 4,286,092
Security Shares Value
a
India (continued)
Oil & Natural Gas Corp. Ltd. ................. 5,780,733 $ 15,771,368
Oil India Ltd. ............................ 927,335 4,297,136
One 97 Communications Ltd.
(a)
................ 708,107 10,486,397
Oracle Financial Services Software Ltd. .......... 39,276 3,577,141
Page Industries Ltd. ....................... 11,076 4,756,740
PB Fintech Ltd.
(a)
......................... 634,723 12,963,080
Persistent Systems Ltd. .................... 202,471 14,446,259
Petronet LNG Ltd. ........................ 1,409,748 4,292,511
Phoenix Mills Ltd. (The) .................... 368,653 7,176,774
PI Industries Ltd. ......................... 139,648 5,311,709
Pidilite Industries Ltd. ...................... 571,762 9,407,755
Polycab India Ltd. ........................ 98,304 8,232,650
Power Finance Corp. Ltd. ................... 2,746,251 11,176,788
Power Grid Corp. of India Ltd. ................ 8,602,413 26,036,425
Prestige Estates Projects Ltd. ................ 325,024 6,109,821
Punjab National Bank ...................... 4,274,594 5,969,460
Rail Vikas Nigam Ltd. ...................... 975,699 3,548,974
REC Ltd. .............................. 2,185,977 8,859,143
Reliance Industries Ltd. .................... 11,234,866 197,653,155
Samvardhana Motherson International Ltd. ....... 7,814,437 10,202,430
SBI Cards & Payment Services Ltd. ............ 517,399 5,091,129
SBI Life Insurance Co. Ltd.
(b)
................. 830,602 18,313,764
Shree Cement Ltd. ........................ 16,583 4,904,079
Shriram Finance Ltd. ...................... 2,610,233 24,946,814
Siemens Energy India Ltd.
(a)
................. 164,403 5,815,027
Siemens Ltd. ............................ 164,645 6,087,121
Solar Industries India Ltd. ................... 50,731 7,544,789
SRF Ltd. .............................. 260,675 8,556,486
State Bank of India ........................ 3,357,576 36,852,192
Sun Pharmaceutical Industries Ltd. ............. 1,775,879 36,428,931
Sundaram Finance Ltd. ..................... 120,011 6,357,141
Supreme Industries Ltd. .................... 115,292 4,386,778
Suzlon Energy Ltd.
(a)
...................... 18,673,805 11,327,141
Swiggy Ltd.
(a)
........................... 1,619,662 6,877,267
Tata Communications Ltd. ................... 206,737 4,205,102
Tata Consultancy Services Ltd. ............... 1,667,871 58,748,634
Tata Consumer Products Ltd. ................. 1,102,350 14,471,329
Tata Motors Ltd.
(a)
........................ 3,733,419 14,692,009
Tata Motors Passenger Vehicles Ltd. ............ 3,709,525 14,849,972
Tata Power Co. Ltd. (The) ................... 2,954,273 12,926,294
Tata Steel Ltd. ........................... 13,850,770 26,085,729
Tech Mahindra Ltd. ....................... 997,786 16,996,198
Titan Co. Ltd. ........................... 656,172 28,750,001
Torrent Pharmaceuticals Ltd. ................. 220,099 9,156,779
Torrent Power Ltd. ........................ 330,139 4,870,627
Trent Ltd. .............................. 334,075 15,937,820
Tube Investments of India Ltd. ................ 193,018 6,019,410
TVS Motor Co. Ltd. ....................... 440,759 17,459,320
UltraTech Cement Ltd. ..................... 217,143 28,232,789
Union Bank of India Ltd. .................... 2,774,027 4,772,095
United Spirits Ltd. ........................ 531,166 8,620,035
UPL Ltd. ............................... 895,515 7,620,909
Varun Beverages Ltd. ...................... 2,500,658 13,511,626
Vedanta Ltd. ............................ 2,516,542 14,851,779
Vishal Mega Mart Ltd.
(a)
..................... 3,892,486 5,926,739
Vodafone Idea Ltd.
(a)
....................... 49,691,678 5,555,927
Voltas Ltd. ............................. 397,656 6,130,653
WAAREE Energies Ltd. .................... 160,086 5,702,529
Wipro Ltd. .............................. 4,846,733 13,580,101
Yes Bank Ltd.
(a)
.......................... 27,477,966 7,065,741
Zydus Lifesciences Ltd. .................... 383,457 4,053,320
2,904,136,346
a

iShares
®
MSCI Emerging Markets ex China ETF
Schedule of Investments
(unaudited) (continued)
November 30, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Indonesia  — 1.7%
Amman Mineral Internasional PT
(a)
............. 26,771,100 $ 10,618,871
Astra International Tbk PT ................... 37,897,500 14,927,833
Bank Central Asia Tbk PT ................... 102,469,227 51,025,600
Bank Mandiri Persero Tbk PT ................ 69,352,000 20,144,106
Bank Negara Indonesia Persero Tbk PT ......... 27,296,900 6,992,329
Bank Rakyat Indonesia Persero Tbk PT .......... 126,318,171 27,980,226
Barito Pacific Tbk PT
(a)
..................... 42,563,305 9,164,116
Barito Renewables Energy Tbk PT ............. 14,408,000 8,302,527
Bumi Resources Minerals Tbk PT
(a)
............. 104,727,500 6,150,071
Chandra Asri Pacific Tbk PT ................. 15,945,000 7,085,148
Charoen Pokphand Indonesia Tbk PT ........... 13,700,900 3,810,582
Dian Swastatika Sentosa Tbk PT
(a)
............. 1,835,500 12,117,276
GoTo Gojek Tokopedia Tbk PT
(a)
............... 1,633,780,439 6,276,486
Indofood Sukses Makmur Tbk PT .............. 7,955,300 3,512,946
Petrindo Jaya Kreasi Tbk PT ................. 40,368,400 6,503,139
Sumber Alfaria Trijaya Tbk PT ................ 33,135,000 3,585,320
Telkom Indonesia Persero Tbk PT ............. 91,154,700 19,377,087
United Tractors Tbk PT ..................... 2,800,100 4,713,960
222,287,623
a
Kuwait  — 1.0%
Boubyan Bank KSCP ...................... 2,836,902 6,534,255
Gulf Bank KSCP ......................... 3,681,342 4,272,461
Kuwait Finance House KSCP ................. 20,458,077 53,053,036
Mabanee Co. KPSC ....................... 1,277,252 4,477,352
Mobile Telecommunications Co. KSCP .......... 3,573,244 6,053,386
National Bank of Kuwait SAKP ................ 15,343,152 50,197,070
Warba Bank KSCP
(a)
...................... 4,119,286 3,905,314
128,492,874
a
Malaysia  — 1.6%
AMMB Holdings Bhd ...................... 4,625,500 6,665,492
Axiata Group Bhd ........................ 5,122,500 2,992,551
CELCOMDIGI BHD ....................... 6,101,200 4,842,574
CIMB Group Holdings Bhd .................. 14,897,600 27,602,100
Gamuda Bhd ........................... 8,545,600 11,072,120
Hong Leong Bank Bhd ..................... 1,185,400 6,066,493
IHH Healthcare Bhd ....................... 3,990,800 7,982,148
IOI Corp. Bhd ........................... 4,602,700 4,448,710
Kuala Lumpur Kepong Bhd .................. 920,200 4,498,013
Malayan Banking Bhd ...................... 11,133,600 26,711,929
Maxis Bhd ............................. 4,285,000 4,141,701
MISC Bhd .............................. 2,305,600 4,194,111
MR DIY Group M Bhd
(b)
..................... 5,967,650 2,182,201
Nestle Malaysia Bhd ....................... 137,100 3,548,650
Petronas Chemicals Group Bhd ............... 4,610,300 3,349,692
Petronas Dagangan Bhd .................... 557,700 2,677,831
Petronas Gas Bhd ........................ 1,474,700 6,252,086
Press Metal Aluminium Holdings Bhd ........... 6,764,000 10,991,799
Public Bank Bhd
(c)
........................ 27,371,300 28,827,309
QL Resources Bhd ........................ 2,851,650 2,794,720
RHB Bank Bhd .......................... 3,175,100 5,342,278
SD Guthrie Bhd .......................... 3,581,600 4,515,459
Sunway Bhd ............................ 4,668,400 6,166,222
Telekom Malaysia Bhd ..................... 2,017,500 3,624,392
Tenaga Nasional Bhd ...................... 4,744,200 15,141,988
YTL Corp. Bhd .......................... 5,688,060 2,938,089
YTL Power International Bhd ................. 5,498,720 4,345,763
213,916,421
a
Mexico  — 2.7%
Alfa SAB de CV, Class A .................... 6,613,053 5,199,816
America Movil SAB de CV, Series B ............ 33,383,395 38,470,892
Arca Continental SAB de CV ................. 943,708 9,435,533
Cemex SAB de CV, CPO, NVS ............... 27,977,544 30,146,832
Security Shares Value
a
Mexico (continued)
Coca-Cola Femsa SAB de CV ................ 969,200 $ 8,485,597
Fibra Uno Administracion SA de CV ............ 5,245,900 7,699,299
Fomento Economico Mexicano SAB de CV ....... 3,170,822 30,415,704
Gruma SAB de CV, Class B .................. 290,064 5,058,091
Grupo Aeroportuario del Centro Norte SAB de CV ... 523,404 7,021,524
Grupo Aeroportuario del Pacifico SAB de CV, Class B 713,461 17,053,125
Grupo Aeroportuario del Sureste SAB de CV, Class B 329,752 9,972,921
Grupo Bimbo SAB de CV, Series A
(c )
............ 2,383,953 7,555,285
Grupo Carso SAB de CV, Series A1 ............ 1,046,933 7,192,552
Grupo Comercial Chedraui SA de CV ........... 628,366 4,566,564
Grupo Financiero Banorte SAB de CV, Class O .... 4,646,542 44,726,236
Grupo Financiero Inbursa SAB de CV, Series O .... 3,001,102 7,167,814
Grupo Mexico SAB de CV, Series B ............ 5,739,963 49,831,448
Industrias Penoles SAB de CV
(a)
............... 369,357 15,792,681
Kimberly-Clark de Mexico SAB de CV, Class A ..... 2,747,922 5,636,686
Prologis Property Mexico SA de CV ............ 1,975,799 8,458,765
Promotora y Operadora de Infraestructura SAB de CV 346,884 4,740,868
Wal-Mart de Mexico SAB de CV ............... 9,531,979 31,932,989
356,561,222
a
Peru  — 0.5%
Cia de Minas Buenaventura SAA, ADR .......... 305,031 7,558,668
Credicorp Ltd. ........................... 124,172 31,938,280
Southern Copper Corp. ..................... 166,397 22,426,988
61,923,936
a
Philippines  — 0.5%
Ayala Corp. ............................. 458,030 3,709,852
Ayala Land, Inc. .......................... 12,019,300 4,175,340
Bank of the Philippine Islands ................ 3,707,268 7,364,596
BDO Unibank, Inc. ........................ 4,395,684 9,826,284
International Container Terminal Services, Inc. ..... 1,855,660 17,177,767
Jollibee Foods Corp. ...................... 924,940 2,980,837
Manila Electric Co. ........................ 520,360 5,248,409
Metropolitan Bank & Trust Co. ................ 3,258,907 3,667,625
PLDT, Inc. ............................. 139,050 3,069,328
SM Investments Corp. ..................... 405,905 5,121,830
SM Prime Holdings, Inc. .................... 18,465,200 7,248,745
69,590,613
a
Poland  — 1.5%
Allegro.eu SA
(a)(b)
......................... 1,268,610 11,148,576
Bank Millennium SA
(a)
...................... 1,106,138 4,730,914
Bank Polska Kasa Opieki SA ................. 337,429 18,514,035
Budimex SA
(c)
........................... 23,195 3,973,233
CCC SA
(a)(c)
............................. 98,852 3,658,549
CD Projekt SA ........................... 119,960 8,431,323
Dino Polska SA
(a)(b)
........................ 909,790 10,177,054
KGHM Polska Miedz SA
(a)
................... 256,869 14,900,042
LPP SA ............................... 2,074 9,668,242
mBank SA
(a)
............................ 27,191 7,614,398
ORLEN SA ............................. 1,075,887 27,704,525
PGE Polska Grupa Energetyczna SA
(a)
.......... 1,638,667 4,432,033
Powszechna Kasa Oszczednosci Bank Polski SA ... 1,617,776 34,302,185
Powszechny Zaklad Ubezpieczen SA ........... 1,097,525 18,924,664
Santander Bank Polska SA .................. 73,438 10,364,381
Zabka Group SA
(a)
........................ 655,910 4,185,386
192,729,540
a
Qatar  — 0.9%
Al Rayan Bank .......................... 11,647,804 6,971,213
Barwa Real Estate Co. ..................... 4,011,467 2,825,333
Commercial Bank PSQC (The) ................ 5,945,159 6,571,661
Dukhan Bank ........................... 3,689,126 3,519,189
Industries Qatar QSC ...................... 2,850,085 9,500,544

Schedule of Investments
(unaudited) (continued)
November 30, 2025
iShares
®
MSCI Emerging Markets ex China ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Qatar (continued)
Mesaieed Petrochemical Holding Co. ........... 10,512,754 $ 3,387,276
Ooredoo QPSC .......................... 1,528,226 5,350,818
Qatar Electricity & Water Co. QSC ............. 861,027 3,500,897
Qatar Fuel QSC .......................... 522,982 2,146,509
Qatar Gas Transport Co. Ltd. ................. 5,232,820 6,479,112
Qatar International Islamic Bank QSC ........... 1,884,487 5,713,073
Qatar Islamic Bank QPSC ................... 3,299,076 21,048,654
Qatar National Bank QPSC .................. 8,592,678 42,669,887
119,684,166
a
Russia  — 0.0%
Alrosa PJSC
(a)(d)
.......................... 1,271,273 164
Mobile TeleSystems PJSC
(a)(d)
................ 418,880 54
Moscow Exchange MICEX-RTS PJSC
(a)(d)
........ 631,870 81
Ozon Holdings PLC, ADR
(a)(d)
................. 534 —
PhosAgro PJSC, GDR
(a)(d)(e)
.................. 1 —
PhosAgro PJSC
(a)(d)
....................... 433 4
Polyus PJSC
(a)(d)
......................... 133,970 2
Rosneft Oil Co. PJSC
(a)(d)
.................... 532,936 69
Sberbank of Russia PJSC
(a)(d)
................. 4,933,827 636
Severstal PAO
(a)(d)
........................ 109,143 14
T-Tekhnologii MKPAO, GDR
(a)(d)(e)
.............. 58,085 7
United Co. RUSAL International PJSC
(a)(d)
........ 1,500,930 193
VK IPJSC, GDR
(a)(d)
....................... 873 —
VTB Bank PJSC
(a)(d)
....................... 232,194 —
X5 Retail Group N.V., GDR
(a)(d)(e)
............... 67,732 9
1,233
a
Saudi Arabia  — 4.1%
ACWA Power Co.
(a)
....................... 284,035 14,470,079
Ades Holding Co. ......................... 631,787 2,867,004
Al Rajhi Bank ........................... 3,630,546 92,862,183
Alinma Bank ............................ 2,270,961 14,668,455
Almarai Co. JSC ......................... 905,524 10,789,782
Arab National Bank ....................... 1,599,584 9,460,016
Arabian Internet & Communications Services Co. ... 42,043 2,519,364
Bank AlBilad ............................ 1,322,945 9,247,353
Bank Al-Jazira
(a)
.......................... 1,126,915 3,476,467
Banque Saudi Fransi ...................... 2,177,044 9,544,059
Bupa Arabia for Cooperative Insurance Co. ....... 148,394 5,815,983
Co. for Cooperative Insurance (The) ............ 135,808 4,362,277
Dallah Healthcare Co. ...................... 62,355 2,164,387
Dar Al Arkan Real Estate Development Co.
(a)
...... 946,692 3,955,053
Dr Sulaiman Al Habib Medical Services Group Co. .. 160,155 10,322,803
Elm Co. ............................... 44,003 8,991,656
Etihad Etisalat Co. ........................ 684,439 11,474,828
Jabal Omar Development Co.
(a)
............... 1,062,059 4,304,227
Jarir Marketing Co. ........................ 1,146,351 3,881,355
Makkah Construction & Development Co. ........ 175,669 3,924,099
Mouwasat Medical Services Co. ............... 181,211 3,352,758
Riyad Bank ............................. 2,671,753 18,377,679
SABIC Agri-Nutrients Co. ................... 425,270 13,220,997
Sahara International Petrochemical Co. .......... 704,363 3,156,266
SAL Saudi Logistics Services ................. 64,161 2,907,686
Saudi Arabian Mining Co.
(a)
.................. 2,527,314 41,111,399
Saudi Arabian Oil Co.
(b)
..................... 11,204,826 73,590,306
Saudi Awwal Bank ........................ 1,837,436 15,013,361
Saudi Basic Industries Corp. ................. 1,677,705 24,663,912
Saudi Electricity Co. ....................... 1,594,163 5,999,037
Saudi Investment Bank (The) ................. 1,122,916 3,880,931
Saudi National Bank (The) ................... 5,444,346 53,585,235
Saudi Research & Media Group
(a)
.............. 65,651 2,495,215
Saudi Tadawul Group Holding Co. ............. 84,219 3,780,533
Saudi Telecom Co. ........................ 3,732,954 42,483,843
Security Shares Value
a
Saudi Arabia (continued)
Yanbu National Petrochemical Co. ............. 494,468 $ 4,016,264
540,736,852
a
South Africa  — 5.1%
Absa Group Ltd. ......................... 1,560,295 19,008,224
Anglogold Ashanti PLC ..................... 928,972 79,206,785
Bid Corp. Ltd. ........................... 623,563 14,886,069
Bidvest Group Ltd. ........................ 606,131 8,137,335
Capitec Bank Holdings Ltd. .................. 161,299 36,588,851
Clicks Group Ltd. ......................... 437,864 8,904,355
Discovery Ltd. ........................... 1,035,080 13,279,028
FirstRand Ltd. ........................... 9,344,088 44,591,351
Gold Fields Ltd. .......................... 1,654,022 69,934,475
Harmony Gold Mining Co. Ltd. ................ 1,060,212 20,723,758
Impala Platinum Holdings Ltd. ................ 1,666,600 20,974,369
MTN Group Ltd. .......................... 3,220,573 29,766,569
Naspers Ltd., Class N ...................... 1,448,923 90,645,229
Nedbank Group Ltd. ....................... 844,264 12,614,189
NEPI Rockcastle N.V.
(a)
..................... 1,121,516 9,607,891
Northam Platinum Holdings Ltd. ............... 639,326 11,403,455
OUTsurance Group Ltd. .................... 1,533,156 6,495,949
Pepkor Holdings Ltd.
(b)
..................... 6,405,370 9,805,428
Reinet Investments SCA .................... 246,073 8,326,467
Remgro Ltd. ............................ 910,458 9,253,498
Sanlam Ltd. ............................ 3,322,355 17,814,366
Sasol Ltd.
(a)
............................. 1,063,730 6,943,047
Shoprite Holdings Ltd. ..................... 895,869 14,374,971
Sibanye Stillwater Ltd.
(a)(c)
................... 5,216,818 17,215,280
Standard Bank Group Ltd. ................... 2,438,218 37,691,936
Valterra Platinum Ltd. ...................... 491,143 34,107,755
Vodacom Group Ltd. ...................... 1,126,359 8,832,484
661,133,114
a
South Korea  — 16.4%
Alteogen, Inc.
(a)
.......................... 73,862 26,858,132
Amorepacific Corp. ....................... 53,374 4,521,151
APR Corp.
(a)
............................ 43,768 7,603,933
Celltrion, Inc. ............................ 280,387 35,487,436
Coway Co. Ltd. .......................... 97,557 5,720,890
DB Insurance Co. Ltd. ..................... 82,961 7,045,889
Doosan Bobcat, Inc.
(a)
...................... 97,508 3,672,065
Doosan Co. Ltd.
(c)
........................ 13,822 8,270,736
Doosan Enerbility Co. Ltd.
(a)(c)
................. 828,754 43,209,947
Ecopro BM Co. Ltd.
(a)(c)
..................... 89,669 9,172,468
Ecopro Co. Ltd.
(c)
......................... 188,904 10,893,585
Hana Financial Group, Inc. .................. 516,941 32,890,337
Hanjin Kal Corp.
(c)
........................ 41,914 2,934,099
Hankook Tire & Technology Co. Ltd. ............ 134,363 5,623,005
Hanmi Semiconductor Co. Ltd.
(c)
............... 78,897 6,660,616
Hanwha Aerospace Co. Ltd. ................. 61,810 35,879,890
Hanwha Ocean Co. Ltd.
(a)
................... 253,658 18,619,452
Hanwha Systems Co. Ltd. ................... 139,548 4,392,593
HD Hyundai Co. Ltd. ...................... 80,946 10,843,465
HD Hyundai Electric Co. Ltd. ................. 43,227 22,900,222
HD Hyundai Heavy Industries Co. Ltd.
(c)
.......... 67,701 24,701,909
HD Hyundai Marine Solution Co. Ltd. ........... 27,278 3,462,056
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. 78,269 21,863,336
HLB, Inc.
(a)(c)
............................ 218,391 6,985,973
HMM Co. Ltd. ........................... 440,380 5,745,234
HYBE Co. Ltd.
(a)
......................... 42,173 8,617,184
Hyosung Heavy Industries Corp. .............. 10,423 13,547,166
Hyundai Glovis Co. Ltd. .................... 68,136 7,632,994
Hyundai Mobis Co. Ltd. ..................... 110,207 23,238,673
Hyundai Motor Co. ........................ 246,205 43,848,248
Hyundai Rotem Co. Ltd. .................... 140,774 16,858,537

iShares
®
MSCI Emerging Markets ex China ETF
Schedule of Investments
(unaudited) (continued)
November 30, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
South Korea (continued)
Industrial Bank of Korea .................... 506,064 $ 7,083,915
Kakao Corp. ............................ 570,845 22,861,449
KakaoBank Corp. ........................ 302,452 4,465,624
KB Financial Group, Inc. .................... 670,858 57,227,384
Kia Corp. .............................. 435,654 33,850,093
Korea Aerospace Industries Ltd. ............... 135,670 10,083,665
Korea Electric Power Corp. .................. 471,831 16,967,275
Korea Investment Holdings Co. Ltd. ............ 76,200 8,331,332
Korea Zinc Co. Ltd. ....................... 7,223 6,618,735
Korean Air Lines Co. Ltd. ................... 338,371 5,045,373
Krafton, Inc.
(a)
........................... 51,766 9,091,210
KT&G Corp. ............................ 178,261 17,636,403
LG Chem Ltd. ........................... 91,519 23,321,754
LG Corp. .............................. 162,667 8,739,594
LG Display Co. Ltd.
(a)(c)
..................... 547,376 4,687,295
LG Electronics, Inc. ....................... 198,164 11,564,535
LG Energy Solution Ltd.
(a)
................... 86,403 24,043,440
LG H&H Co. Ltd. ......................... 17,221 3,244,271
LG Uplus Corp. .......................... 387,898 3,972,219
LIG Nex1 Co. Ltd. ........................ 24,598 6,427,526
LS Electric Co. Ltd. ....................... 27,737 8,706,802
Meritz Financial Group, Inc. .................. 145,968 10,811,060
Mirae Asset Securities Co. Ltd. ................ 370,047 5,515,647
NAVER Corp. ........................... 260,507 43,376,844
NH Investment & Securities Co. Ltd. ............ 267,395 3,766,347
POSCO Future M Co. Ltd.
(a)
.................. 65,151 9,172,682
POSCO Holdings, Inc. ..................... 134,709 28,427,173
Posco International Corp. ................... 96,063 3,503,366
Samsung Biologics Co. Ltd.
(a)(b)
............... 21,411 23,468,957
Samsung C&T Corp. ...................... 156,665 24,057,327
Samsung Electro-Mechanics Co. Ltd. ........... 101,924 17,473,869
Samsung Electronics Co. Ltd. ................ 8,731,156 599,680,655
Samsung Episholdings Co. Ltd.
(a)
.............. 11,509 3,357,265
Samsung Fire & Marine Insurance Co. Ltd. ....... 55,588 18,199,859
Samsung Heavy Industries Co. Ltd.
(a)
........... 1,298,967 21,779,269
Samsung Life Insurance Co. Ltd. .............. 148,309 15,466,874
Samsung SDI Co. Ltd.
(c)
.................... 111,215 22,726,352
Samsung SDS Co. Ltd. ..................... 77,369 8,881,880
Samyang Foods Co. Ltd. .................... 7,729 7,606,742
Shinhan Financial Group Co. Ltd. .............. 808,005 43,189,438
SK Biopharmaceuticals Co. Ltd.
(a)
.............. 57,263 5,461,243
SK hynix, Inc. ........................... 1,006,930 364,729,402
SK Innovation Co. Ltd. ..................... 123,587 9,688,055
SK Square Co. Ltd.
(a)
...................... 171,639 35,046,816
SK Telecom Co. Ltd. ....................... 176,344 6,432,157
SK, Inc. ............................... 66,656 12,064,122
S-Oil Corp.
(a)
............................ 83,185 4,345,400
Woori Financial Group, Inc. .................. 1,228,081 22,247,532
Yuhan Corp. ............................ 102,639 8,544,213
2,152,691,661
a
Taiwan  — 28.2%
Accton Technology Corp. ................... 937,000 30,697,766
Advantech Co. Ltd. ....................... 878,280 8,077,707
Airtac International Group ................... 259,439 7,483,418
Alchip Technologies Ltd. .................... 142,976 15,116,715
ASE Technology Holding Co. Ltd. .............. 6,147,000 45,089,404
Asia Cement Corp. ........................ 4,341,000 5,371,126
Asia Vital Components Co. Ltd. ............... 611,000 26,898,589
ASPEED Technology, Inc. ................... 53,000 12,425,103
Asustek Computer, Inc. ..................... 1,298,000 24,909,671
Bizlink Holding, Inc. ....................... 316,000 16,276,916
Caliway Biopharmaceuticals Co. Ltd.
(a)
.......... 1,864,000 9,352,707
Catcher Technology Co. Ltd. ................. 978,000 6,264,979
Cathay Financial Holding Co. Ltd. .............. 17,675,379 36,186,367
Security Shares Value
a
Taiwan (continued)
Chailease Holding Co. Ltd. .................. 2,893,671 $ 9,508,461
Chang Hwa Commercial Bank Ltd. ............. 12,013,671 7,737,043
Cheng Shin Rubber Industry Co. Ltd. ........... 3,426,000 3,474,506
China Airlines Ltd. ........................ 5,547,000 3,399,027
China Steel Corp. ........................ 21,213,000 12,349,894
Chroma ATE, Inc. ......................... 681,000 17,821,667
Chunghwa Telecom Co. Ltd. ................. 7,037,000 29,298,234
Compal Electronics, Inc. .................... 7,559,000 7,085,049
CTBC Financial Holding Co. Ltd. .............. 30,873,000 42,775,370
Delta Electronics, Inc. ...................... 3,595,000 107,168,599
E Ink Holdings, Inc. ....................... 1,594,000 9,776,286
E.Sun Financial Holding Co. Ltd. .............. 26,628,995 25,765,077
Eclat Textile Co. Ltd. ....................... 368,000 5,150,279
Elite Material Co. Ltd. ...................... 552,000 26,967,426
eMemory Technology, Inc. ................... 117,000 7,661,473
Eva Airways Corp. ........................ 5,079,000 5,525,214
Evergreen Marine Corp. Taiwan Ltd. ............ 2,010,400 11,515,635
Far Eastern New Century Corp. ............... 5,581,000 5,019,215
Far EasTone Telecommunications Co. Ltd. ........ 3,368,000 9,459,234
Feng TAY Enterprise Co. Ltd. ................. 939,760 3,874,837
First Financial Holding Co. Ltd. ................ 21,129,111 18,595,863
Formosa Chemicals & Fibre Corp. ............. 6,637,000 7,074,527
Formosa Plastics Corp. ..................... 7,186,000 9,542,865
Fortune Electric Co. Ltd. .................... 294,310 6,587,050
Fubon Financial Holding Co. Ltd. .............. 15,589,504 46,044,917
Gigabyte Technology Co. Ltd. ................ 990,000 7,706,653
Global Unichip Corp. ...................... 162,000 11,736,325
Globalwafers Co. Ltd. ...................... 492,000 5,906,087
Gold Circuit Electronics Ltd. .................. 581,000 11,779,528
Hon Hai Precision Industry Co. Ltd. ............. 23,188,200 167,092,636
Hotai Motor Co. Ltd. ....................... 566,591 11,034,143
Hua Nan Financial Holdings Co. Ltd. ............ 16,621,090 15,604,605
Innolux Corp. ........................... 13,908,636 6,013,353
International Games System Co. Ltd. ........... 421,000 9,980,284
Inventec Corp. ........................... 5,133,000 7,148,134
Jentech Precision Industrial Co. Ltd. ............ 159,000 14,791,339
KGI Financial Holding Co. Ltd. ................ 29,059,785 14,595,062
King Slide Works Co. Ltd. ................... 105,000 12,807,487
King Yuan Electronics Co. Ltd. ................ 1,999,000 14,641,758
Largan Precision Co. Ltd. ................... 185,000 13,033,623
Lite-On Technology Corp. ................... 3,635,000 18,469,191
Lotes Co. Ltd. ........................... 155,000 6,494,326
MediaTek, Inc. ........................... 2,809,000 125,177,262
Mega Financial Holding Co. Ltd. ............... 21,883,666 27,981,498
Nan Ya Plastics Corp. ...................... 9,564,000 18,013,844
Nien Made Enterprise Co. Ltd. ................ 331,000 3,936,241
Novatek Microelectronics Corp. ............... 1,073,000 13,337,345
Pegatron Corp. .......................... 3,655,000 8,407,626
PharmaEssentia Corp. ..................... 567,693 9,346,288
President Chain Store Corp. ................. 1,070,000 8,175,756
Quanta Computer, Inc. ..................... 4,999,000 45,059,501
Realtek Semiconductor Corp. ................ 905,000 15,060,247
Shanghai Commercial & Savings Bank Ltd. (The) ... 7,298,678 9,100,126
SinoPac Financial Holdings Co. Ltd. ............ 22,681,721 19,494,398
Taiwan Business Bank ..................... 13,418,122 6,781,188
Taiwan Cooperative Financial Holding Co. Ltd. ..... 19,861,230 15,102,413
Taiwan High Speed Rail Corp. ................ 3,714,000 3,309,193
Taiwan Mobile Co. Ltd. ..................... 3,306,000 11,384,115
Taiwan Semiconductor Manufacturing Co. Ltd. ..... 45,416,000 2,093,967,446
TCC Group Holdings Co. Ltd. ................ 12,439,671 9,067,476
Teco Electric and Machinery Co. Ltd. ............ 2,138,000 5,990,297
TS Financial Holding Co. Ltd. ................. 39,085,067 22,494,635
Unimicron Technology Corp. ................. 2,424,000 14,459,619
Uni-President Enterprises Corp. ............... 8,981,000 21,914,430

Schedule of Investments
(unaudited) (continued)
November 30, 2025
iShares
®
MSCI Emerging Markets ex China ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Taiwan (continued)
United Microelectronics Corp. ................ 20,784,000 $ 30,516,170
Vanguard International Semiconductor Corp. ...... 2,011,718 5,821,353
Wan Hai Lines Ltd. ........................ 1,257,015 3,233,290
Wistron Corp. ........................... 5,550,000 25,655,687
Wiwynn Corp. ........................... 206,000 30,098,564
Yageo Corp. ............................ 3,070,840 23,070,022
Yang Ming Marine Transport Corp. ............. 3,182,000 5,281,837
Yuanta Financial Holding Co. Ltd. .............. 19,539,771 22,503,097
Zhen Ding Technology Holding Ltd. ............. 1,322,000 6,145,132
3,692,048,846
a
Thailand  — 1.4%
Advanced Info Service PCL, NVDR ............. 1,918,000 18,332,598
Airports of Thailand PCL, NVDR
(c)
.............. 7,927,400 10,741,201
Bangkok Dusit Medical Services PCL, NVDR
(c)
..... 20,709,100 12,243,821
Bumrungrad Hospital PCL, NVDR ............. 1,108,100 5,846,186
Central Pattana PCL, NVDR ................. 3,623,200 6,042,234
Charoen Pokphand Foods PCL, NVDR .......... 6,904,700 4,361,158
CP ALL PCL, NVDR
(c)
...................... 9,923,500 13,366,975
CP AXTRA PCL, NVDR
(c)
................... 3,859,087 1,948,818
Delta Electronics Thailand PCL, NVDR
(c)
......... 5,766,600 36,309,814
Gulf Development PCL, NVDR
(a)
............... 8,191,665 10,394,768
Kasikornbank PCL, NVDR ................... 1,078,400 6,253,529
Krung Thai Bank PCL, NVDR ................ 6,465,600 5,530,850
Minor International PCL, NVDR
(c)
.............. 5,979,300 4,096,898
PTT Exploration & Production PCL, NVDR
(c)
....... 2,525,500 8,362,074
PTT PCL, NVDR ......................... 18,553,400 17,736,745
SCB X PCL, NVDR ....................... 1,512,600 6,114,590
Siam Cement PCL (The), NVDR
(c)
.............. 1,448,500 8,412,212
TMBThanachart Bank PCL, NVDR ............. 44,665,800 2,681,689
True Corp. PCL, NVDR
(c)
.................... 19,209,782 6,457,282
185,233,442
a
Turkey  — 0.6%
Akbank TAS ............................ 5,794,881 8,840,931
Aselsan Elektronik Sanayi Ve Ticaret A.S.
(c)
....... 2,528,956 10,925,450
BIM Birlesik Magazalar A.S. .................. 831,322 10,512,292
Eregli Demir ve Celik Fabrikalari TAS
(c)
.......... 6,409,842 3,602,564
Ford Otomotiv Sanayi A.S. .................. 1,270,049 2,829,104
Haci Omer Sabanci Holding A.S. .............. 2,120,059 4,089,983
KOC Holding A.S. ........................ 1,387,427 5,506,104
Turk Hava Yollari AO ...................... 1,015,317 6,520,811
Turkcell Iletisim Hizmetleri A.S. ................ 2,201,472 4,854,694
Turkiye Is Bankasi A.S., Class C ............... 16,206,496 5,182,957
Turkiye Petrol Rafinerileri A.S. ................ 1,787,904 8,201,889
Yapi ve Kredi Bankasi A.S.
(a)(c)
................ 6,074,403 5,052,051
76,118,830
a
United Arab Emirates  — 2.0%
Abu Dhabi Commercial Bank PJSC ............ 5,842,390 22,436,470
Abu Dhabi Islamic Bank PJSC ................ 2,697,570 14,621,252
Abu Dhabi National Oil Co. for Distribution PJSC ... 6,148,161 6,444,701
ADNOC Drilling Co. PJSC ................... 5,919,344 8,428,923
Adnoc Gas PLC .......................... 11,395,191 10,115,640
ADNOC Logistics & Services ................. 2,977,758 4,573,436
Aldar Properties PJSC ..................... 7,118,966 15,804,937
Americana Restaurants International PLC ........ 5,590,782 2,633,392
Dubai Electricity & Water Authority PJSC ......... 11,231,105 8,350,562
Dubai Islamic Bank PJSC ................... 5,308,896 13,259,764
Emaar Development PJSC .................. 1,834,726 7,345,682
Emaar Properties PJSC .................... 12,225,631 44,295,124
Emirates NBD Bank PJSC ................... 3,506,332 23,293,764
Emirates Telecommunications Group Co. PJSC .... 6,477,246 31,743,858
First Abu Dhabi Bank PJSC .................. 8,177,169 35,269,143
Salik Co. PJSC .......................... 3,415,256 5,337,427
Security Shares Value
a
United Arab Emirates (continued)
Two Point Zero Group PJSC
(a)
................ 6,095,660 $ 4,248,591
258,202,666
a
Total Common Stocks — 97.4%
(Cost: $8,840,322,061) ............................... 12,767,093,971
a
Preferred Stocks
Brazil  — 1.6%
Axia Energia, Class B, Preference Shares, NVS .... 450,101 5,674,063
Banco Bradesco SA, Preference Shares, NVS ..... 9,803,679 36,255,163
Cia Energetica de Minas Gerais, Preference Shares,
NVS ................................ 3,176,645 6,825,991
Cia Paranaense de Energia - Copel, Preference
Shares, NVS .......................... 1,991,861 5,339,890
Gerdau SA, Preference Shares, NVS ........... 2,421,324 8,695,782
Itau Unibanco Holding SA, Preference Shares, NVS . 9,824,350 76,601,899
Itausa SA, Preference Shares, NVS ............ 10,766,319 24,788,644
Petroleo Brasileiro SA - Petrobras, Preference Shares,
NVS ................................ 8,526,595 50,637,066
214,818,498
a
Chile  — 0.1%
Sociedad Quimica y Minera de Chile SA, Class B,
Preference Shares
(a)
..................... 262,830 16,891,765
a
Colombia  — 0.1%
Grupo Cibest SA, Preference Shares ........... 830,475 13,035,937
a
India  — 0.0%
TVS Motor Co. Ltd., Preference Shares, NVS
(a)
..... 1,926,488 215,376
a
South Korea  — 0.7%
Hyundai Motor Co., Series 1, Preference Shares, NVS 40,954 5,363,543
Hyundai Motor Co., Series 2, Preference Shares, NVS 64,005 8,480,056
Samsung Electronics Co. Ltd., Preference Shares,
NVS ................................ 1,506,539 77,048,998
90,892,597
a
Total Preferred Stocks — 2.5%
(Cost: $255,949,922) ................................ 335,854,173
a
Rights
Taiwan  — 0.0%
Unimicron Technology Corp. (Expires 01/05/26)
(a)
... 2,451,000 124,180
a
Total Rights — 0.0%
(Cost: $–) ........................................ 124,180
a
Total Long-Term Investments — 99.9%
(Cost: $9,096,271,983) ............................... 13,103,072,324
a
Short-Term Securities
Money Market Funds  —  1.3%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 4.11%
(f)(g)(h)
...................... 108,005,549 108,059,552
BlackRock Cash Funds: Treasury, SL Agency Shares,
3.94%
(f)(g)
............................. 58,506,117 58,506,117
a
Total Short-Term Securities — 1.3%
(Cost: $166,560,914) ................................ 166,565,669

iShares
®
MSCI Emerging Markets ex China ETF
Schedule of Investments
(unaudited) (continued)
November 30, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Security Value
Total Investments —  101.2%
(Cost: $9,262,832,897) ............................... 13,269,637,993
Liabilities in Excess of Other Assets — (1.2)% ............... (156,716,117)
Net Assets — 100.0% ................................. $ 13,112,921,876
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
All or a portion of this security is on loan.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)
Affiliate of the Fund.
(g)
Annualized 7-day yield as of period end.
(h)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
11/30/25
  Shares Held
at 11/30/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL
Agency Shares .. $ 147,844,844  $ —  $ (39,786,946)
(a)
$ 3,484  $ (1,830) $ 108,059,552  108,005,549  $ 823,248
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency
Shares ........ 87,860,000  —  (29,353,883)
(a)
—  —  58,506,117  58,506,117  1,051,774  —
$ 3,484  $ (1,830)
$ 166,565,669
$ 1,875,022  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
MSCI Emerging Markets Index ............................................................. 220 12/19/25 $ 15,154 $ 159,482

Schedule of Investments
(unaudited) (continued)
November 30, 2025
iShares
®
MSCI Emerging Markets ex China ETF

Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,716,687,205 $ 11,050,405,533 $ 1,233 $ 12,767,093,971
Preferred Stocks ......................................... 244,746,200 91,107,973 — 335,854,173
Rights ................................................ 124,180 — — 124,180
Short-Term Securities
Money Market Funds ...................................... 166,565,669 — — 166,565,669
$ 2,128,123,254 $ 11,141,513,506 $ 1,233 $ 13,269,637,993
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 159,482 $ — $ — $ 159,482
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
ADR American Depositary Receipt
CPO Certificate of  Participation (Ordinary)
GDR Global Depositary Receipt
IPJSC International Public Joint Stock Company
JSC Joint Stock Company
NVDR Non-Voting Depository Receipt
NVS Non-Voting Shares
PCL Public Company Limited
PJSC Public Joint Stock Company
Fair Value Hierarchy as of Period End (continued)